INVESTMENTS IN AFFILIATES	12 Months Ended
Dec. 31, 2011
INVESTMENTS IN AFFILIATES [Abstract]
INVESTMENTS IN AFFILIATES
NOTE 5:-	INVESTMENTS IN AFFILIATES

In March 2011, the Company sold its interest in Silverbyte Networks Ltd., a cost basis investment, which was written off in prior years. The Company received total proceeds of approximately $90 for the above sale and recorded a capital gain of $ 78.